Stock-based Compensation (Summary of MUAH's Stock Bonus Plans) (Detail) - MUAH [Member] - Stock Bonus Plans [Member] - Restricted Stock Units [Member] - $ / shares								12 Months Ended
	Dec. 16, 2015	Jul. 15, 2015	Sep. 15, 2014	Jul. 10, 2014	Apr. 15, 2014	Jul. 15, 2013	Apr. 15, 2013	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation [Line Items]
Units Granted								12,505,487	9,238,318
April 15 [Member]
Stock-based Compensation [Line Items]
Units Granted					9,135,710		3,656,340
Fair Value of Stock					$ 5.40		$ 6.66
Vesting Duration					3 years		3 years
July 15 [Member]
Stock-based Compensation [Line Items]
Units Granted		11,469,343				78,725
Fair Value of Stock		$ 7.18				$ 6.67
Vesting Duration		3 years				3 years
July 10 [Member]
Stock-based Compensation [Line Items]
Units Granted				56,056
Fair Value of Stock				$ 5.91
Vesting Duration				3 years
September 15 [Member]
Stock-based Compensation [Line Items]
Units Granted			46,552
Fair Value of Stock			$ 5.80
Vesting Duration			3 years
May 18 [Member]
Stock-based Compensation [Line Items]
Units Granted		550,140
Fair Value of Stock		$ 7.18
Vesting Duration		46 months
January 15 [Member]
Stock-based Compensation [Line Items]
Units Granted	486,004
Fair Value of Stock	$ 6.43
Vesting Duration	25 months